Accounting for Stock-Based Compensation (Schedule of Share-based Compensation, Restricted Stock, Activity) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Unvested Shares	1,744,564	2,207,612	2,125,291
Granted, Shares	836,088	680,500	1,109,949
Vested, Shares	(945,894)	(1,118,213)	(1,009,959)
Forfeited, Shares	(27,269)	(25,335)	(17,669)
Ending Balance, Unvested Shares	1,607,489	1,744,564	2,207,612
Beginning of Period, Weighted Average Grant Date Fair Value	$ 30.50	$ 32.95	$ 27.92
Granted, Weighted Average Grant Date Fair Value	$ 41.55	$ 21.20	$ 37.57
Vested, Weighted Average Grant Date Fair Value	$ 32.22	$ 29.67	$ 27.40
Forfeited, Weighted Average Grant Date Fair Value	$ 37.09	$ 30.94	$ 35.68
End of Period, Weighted Average Grant Date Fair Value	$ 35.13	$ 30.50	$ 32.95